ACQUISITIONS AND DIVESTITURES (Schedule of Income from Discontinued Operations) (Details) - SRAXmd [Member] - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		$ 4,603,366	$ 6,306,613	$ 11,077,503
Cost of Sales		1,082,389	1,101,080	1,998,395
Gross Profit		$ 3,520,977	$ 5,205,533	$ 9,079,108
Gross Margin	0.00%	76.49%	82.54%	81.96%
General, Sales & Administrative expense		$ 1,438,957	$ 2,896,193	$ 2,028,407
Operating Income		$ 2,082,020	$ 2,309,340	$ 7,050,702